Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net earnings	$ 871	$ 953	$ 3,065	$ 3,467	$ 3,617
Other comprehensive income/(loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net	54	(95)	(103)	(33)	(66)
Translation adjustment	1	(5)	13	(21)	(137)
Net change in retirement obligations, net	17	14	87	(18)	(227)
Unrealized (loss) gain on derivatives, net	37	2	(102)	53	181
Other comprehensive (loss) income, net of tax	109	(84)	(105)	(19)	(249)
Comprehensive income	$ 980	$ 869	$ 2,960	$ 3,448	$ 3,368